Supplemental Consolidated and Combined Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
General partner, units outstanding	34,317	22,044
Limited Partners Common
Limited partners, units outstanding	28,921,903	16,661,294
Subordinated units
Limited partners, units outstanding	5,360,912	5,360,912